UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Reports to Stockholders.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2015, Causeway International Opportunities Fund’s (the “Fund” or “Fund’s”) Institutional Class returned 0.00% and Investor Class returned -0.15% compared to the MSCI All Country World Index ex U.S. (Gross) (“ACWI ex US Index”) return of 0.34%. Since the Fund’s inception on December 31, 2009, its average annual total returns are 7.80% for the Institutional Class and 7.52% for the Investor Class compared to the EAFE Index’s average annual total return of 5.36%.

From the beginning of the period through October 14, 2014, the Fund was a “fund of funds” that allocated substantially all of its assets in Causeway International Value Fund (the “Value Fund”) and Causeway Emerging Markets Fund (the “EM Fund,” and together the “underlying funds”). On October 15, 2014, the Fund converted from a “fund of funds” to a fund making direct investments in securities, and it no longer invests in the underlying funds. References to holdings and industries include, where relevant, the holdings of the underlying funds in proportion to the Fund’s allocation in the underlying funds at the beginning of the period.

Performance Review

Most developed market equities delivered positive performance during the six month period in local terms, extending the six-year bull market that began in March 2009. Low interest rates, abundant liquidity, competitive currency devaluations and renewed optimism for Europe and Japan have elevated many global equity markets. However, the further devaluation of local currencies in regions such as Europe, Canada and Australia proved to be a sizable headwind for US dollar-based investors’ overseas investments this period. In addition, oil price weakness during the first half of the period weighed heavily on equity performance. Reflecting oversupply and concerns about demand, crude oil prices fell to their lowest level in over five years before rebounding somewhat in the second half of the period. The best performing developed equity markets this period included Israel, Hong Kong, Germany, Japan, and Denmark. The biggest laggards in the MSCI EAFE Index (“EAFE Index), all of which had negative performance, included Norway, Portugal, Spain, Italy, and the United Kingdom. The best performing industry groups in the EAFE Index were automobiles & components, media, and retailing, while energy, utilities, and banks were the worst performing industry groups.

Emerging market equities appreciated in local currency terms over the period, but declined in US dollar terms. The asset class underperformed developed market equities, pressured by slowing global growth, the specter of rising U.S. interest rates, and slumping commodity prices. Emerging Asia was the top performing region for the period, fueled by strong performance from China, Taiwan, and India. The Latin America region experienced the steepest declines. Brazil, the region’s largest market, depreciated by 27% in U.S. dollar terms. Multiple conditions weakened the Brazilian equity market, including twin fiscal and current account deficits, rising inflation and declining business confidence and economic activity. Information technology was the top performing sector in the MSCI Emerging Markets Index (“EM Index”). Some of the sector’s largest constituents benefited from a stronger US dollar, adding to

2	Causeway International Opportunities Fund

already above-market average levels of future earnings growth. The health care sector also performed well. Materials and energy were the biggest laggards, extending a multi-year de-rating (compression of valuation multiples).

For the period, Fund holdings in the technology hardware & equipment, utilities, insurance, food beverage & tobacco, and real estate industry groups detracted most from the Fund’s performance relative to the ACWI ex US Index. Holdings in the materials, transportation, consumer services, banks, and diversified financials industry groups contributed to relative performance. The biggest laggard was oil & gas exploration company, BG Group Plc (United Kingdom). Additional top individual detractors included energy services firm, Technip SA (France), banking & financial services provider, HSBC Holdings Plc (United Kingdom), plant engineering contractor, JGC Corp. (Japan), and multinational electric utility company, GDF Suez (France). The largest individual contributor to absolute performance was multinational airline holding company, International Consolidated Airlines Group SA (United Kingdom). Additional top contributors to absolute performance included paints & coatings producer, Akzo Nobel NV (Netherlands), cruise ship operator, Carnival Corp. (United Kingdom), print & publishing company, Reed Elsevier NV (Netherlands), and pharmaceutical & consumer healthcare products producer, Novartis AG (Switzerland).

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in the emerging markets portion of our investable universe. All of the factors we use to forecast alpha (performance in excess of the benchmark) posted positive returns for the period. Our macroeconomic factor demonstrated the most predictive power. Investors favored countries with low or falling real interest rates, current account surpluses and improving industrial production. Our earnings growth and technical indicators delivered strong returns, driven by the market’s preference for stocks with positive earnings revisions and price momentum in a slow growth environment. The positive performance of our currency factors reflected investors selling currencies of countries with high inflation and current account deficits, such as the Brazilian real and Turkish lira, and favoring currencies with more supportive macroeconomic fundamentals, including the Indian rupee and Thai baht in emerging Asia. Our bottom-up valuation factor, while in positive territory, lagged over the period. Investors appear hesitant to significantly increase exposure to valuation factors without reassurance of a cyclical upturn.

Equity Allocation Model Update

A proprietary quantitative equity allocation model assists the portfolio managers in determining the weight of emerging versus developed markets in the Fund. In constructing the model, we identified five primary factors as most indicative of the ideal allocation target: valuation, financial strength, macroeconomic, earnings growth, and risk aversion. Currently, our allocation factor categories are mixed on emerging markets and we remain modestly underweight. Our valuation factor is positive, indicating the emerging markets’ asset class is fairly valued when compared to developed markets’ asset

Causeway International Opportunities Fund	3

class. Our risk aversion factor, which assesses the emerging markets bond yield spread over U.S. Treasuries, the CBOE Volatility Index (VIX), and the CBOE Emerging Markets ETF Volatility Index (VXEEM), indicates investors have lowered their appetite for risk. We interpret this decrease as a positive signal for emerging markets. Our earnings growth factor is negative for emerging markets, indicating that the near-term earnings revisions profile of emerging markets is inferior to that of developed markets. Our financial strength metrics, which include such measures as interest coverage and return on equity, are negative for emerging markets. Our macroeconomic factor, which measures the slope of the global yield curve, also is negative on emerging markets. As of March 31, 2015, the Fund invested 75.3% of its net assets in developed markets and 20.3% in emerging markets, compared to 69.7% of its net assets in the Value Fund and 26.3% in the EM Fund at the beginning of the period. A portion of the reduction in the emerging markets weight was due to sales of South Korean and Chinese companies that were held by Causeway International Value Fund prior to the Fund restructuring from a “fund of funds” to directly investing in portfolio securities.

Investment Outlook

Causeway’s bottom up, value-oriented developed markets portfolios tend to lag in performance versus the passive index during late stage bull markets. We find ourselves unwilling to pay lofty valuation multiples without corresponding earnings expansion. Despite the plunging “risk free” rates (government bond yields), we continue to use more historically normal bond yields in our calculations of cost of capital. The higher the cost of capital, the lower the valuation — and vice versa. By assuming that historically low bond yields are transient, we do not incorporate the benefit of these yields into our share price targets. As a result, relative to a few years ago, in developed equity markets, it is considerably more difficult to find attractive stocks offering competitive upside potential. Other investors often do not share our conservatism. For example, the world’s largest pension fund (Japan’s Government Pension Investment Fund) has recently raised its allocation to Japanese domestic equities and global equities each from 12% to 25% of the total fund, amounting to a stock buying binge of approximately $250 billion. This allocation shift will likely be mimicked by large Japanese pension funds unable to satisfy liabilities with domestic bonds. That recent surge of buying has made our job even more challenging. Segments of the markets we prefer tend to provide risk reduction by diversifying the portfolio, and typically offer income (through dividend yields) to augment total return. As a sign of the times (and cheap financing), some of our portfolio holdings have become takeover targets, a situation we have not seen since 2007. This rise in mergers and acquisitions appears driven by corporate buyers seeking cost synergies, rather than the pre-2008 private equity buyers who were fueled by abundant credit. Our efforts to achieve even greater levels of portfolio diversification, lower prospective beta (or index sensitivity) and dampen volatility of returns relative to the EAFE Index are designed to provide some downside protection. Meanwhile, the hunt for scarce undervaluation continues, with a large number of portfolio candidates appearing in the more cyclical and yield curve sensitive areas of the developed markets.

4	Causeway International Opportunities Fund

With the U.S. Federal Reserve Bank’s tightening policy on the horizon, investors are scrutinizing the ability for emerging markets equities to withstand a reduction in global liquidity. The massive money creation programs of the Eurozone and Japan, along with easing emerging markets’ central bank policies, may offset some of the impact. Currency will likely continue to be an important differentiator in emerging markets. We will continue to rely on our currency model to navigate this landscape, which helps us limit our exposure to emerging markets’ currencies that we expect will be vulnerable to a hike in U.S. interest rates. The global yield curve is fairly flat, indicating limited global economic growth going forward. Stimulus measures globally, including in the European Union, Japan, China, and India, should support economic activity and combat global deflation. Ultimately, we seek to exploit multiple alpha sources across the emerging markets asset class. In addition to undervaluation, our emerging markets’ investment process seeks stocks that will benefit from growth and price momentum. We evaluate these features in the context of top-down factors to achieve a more well-rounded definition of attractive stocks. Our goal is to identify investment opportunities across cycles, as styles move in and out of favor, global monetary conditions change, and economies evolve.

We thank you for your continued confidence in Causeway International Opportunities Fund.

April 30, 2015

Harry W. Hartford	Sarah H. Ketterer	James A. Doyle
Portfolio Manager	Portfolio Manager	Portfolio Manager

Jonathan P. Eng	Kevin Durkin	Conor Muldoon
Portfolio Manager	Portfolio Manager	Portfolio Manager

Arjun Jayaraman	MacDuff Kuhnert	Foster Corwith
Portfolio Manager	Portfolio Manager	Portfolio Manager

Causeway International Opportunities Fund	5

Alessandro Valentini	Joseph Gubler	Ellen Lee
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

As of March 31, 2015, the gross expense ratio was 1.32% for the Institutional Class and 1.57% for the Investor Class.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

6	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
COMMON STOCK
Belgium — 0.7%
KBC Groep NV	9,693	$600

Brazil — 0.6%
Banco do Brasil SA	12,800	92
JBS SA	29,500	131
Light SA	9,800	44
Petroleo Brasileiro SA, Class A ADR	39,600	241
Porto Seguro SA	4,900	55

		563

Canada — 1.7%
Baytex Energy Corp.	38,680	612
Imperial Oil Ltd.	20,500	818

		1,430

China — 4.1%
Bank of China Ltd., Class H	831,000	480
Bank of Communications Co. Ltd., Class H	3,000	3
Changyou.com Ltd. ADR[1]	2,200	57
China CITIC Bank Corp. Ltd., Class H	1,000	1
China Communications Construction Co. Ltd., Class H	265,000	373
China Construction Bank Corp., Class H	186,000	154
China Everbright Bank Co. Ltd., Class H	332,000	183
China Lumena New Materials Corp.[1,2,3]	196,000	—
China Mobile Ltd. ADR	6,300	410
China Petroleum & Chemical Corp., Class H	154,000	122
China Railway Construction Corp. Ltd., Class H	74,000	110
China Railway Group Ltd., Class H	273,000	280
Datang International Power Generation Co. Ltd., Class H	70,000	36
Dongfeng Motor Group Co. Ltd., Class H	36,000	58
Guangzhou R&F Properties Co. Ltd., Class H	102,800	105
Huabao International Holdings Ltd.	77,000	57
Industrial & Commercial Bank of China, Class H	162,000	119

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
China — (continued)
JA Solar Holdings Co. Ltd. ADR[1]	7,800	$75
KWG Property Holding Ltd.	114,500	81
PetroChina Co. Ltd., Class H	90,000	100
Poly Property Group Co. Ltd.	209,000	102
Shenzhen Investment Ltd.	272,000	101
Shimao Property Holdings Ltd.	500	1
Sihuan Pharmaceutical Holdings Group Ltd.[2]	247,000	141
Skyworth Digital Holdings Ltd.	198,000	156
WuXi PharmaTech Cayman Inc. ADR[1]	2,200	85
Zhejiang Expressway Co. Ltd., Class H	94,000	125

		3,515

France — 12.5%
AXA SA	34,949	881
BNP Paribas	24,056	1,463
GDF Suez	55,441	1,097
Legrand SA	23,627	1,279
Sanofi-Aventis SA	21,245	2,100
Schneider Electric SE	19,863	1,545
Technip SA	17,348	1,052
Total SA	25,999	1,294

		10,711

Germany — 5.7%
Bayer AG	8,969	1,350
Daimler AG	10,264	990
Linde AG	7,332	1,495
SAP SE	14,526	1,055

		4,890

India — 1.4%
Dr Reddy’s Laboratories Ltd. ADR	8,300	474
ICICI Bank Ltd. ADR	36,000	373
Infosys Ltd. ADR	2,800	98

The accompanying notes are an integral part of the financial statements.

8	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
India — (continued)
Tata Motors Ltd. ADR	5,800	$262

		1,207

Indonesia — 0.6%
Adhi Karya Persero Tbk PT	277,400	65
Bank Negara Indonesia Persero Tbk PT	479,000	265
Bank Rakyat Indonesia Persero Tbk PT	31,200	31
Indofood Sukses Makmur Tbk PT	168,300	96
Kalbe Farma Tbk PT	236,400	34

		491

Ireland — 0.5%
Ryanair Holdings PLC ADR	6,100	407

Japan — 14.1%
East Japan Railway Co.	12,400	997
Hitachi Ltd.	228,000	1,565
JGC Corp.	36,000	717
KDDI Corp.	103,800	2,354
Komatsu Ltd.	50,700	999
Nikon Corp.	86,600	1,162
Shin-Etsu Chemical Co. Ltd.	18,900	1,237
Sumitomo Mitsui Financial Group Inc.	36,500	1,400
Toyota Motor Corp.	23,700	1,657

		12,088

Malaysia — 0.3%
Tenaga Nasional BHD	39,400	153
UMW Holdings Bhd	35,100	103

		256

Mexico — 0.2%
Alfa SAB de CV, Class A1	32,800	67
Grupo Financiero Santander Mexico SAB de CV, Class B	12,400	27

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Mexico — (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	22,600	$47
Mexico Real Estate Management SA de CV4	600	1

		142

Netherlands — 7.4%
Akzo Nobel NV	35,178	2,664
PostNL NV	99,484	424
Reed Elsevier NV	100,592	2,508
Unilever NV	17,982	752

		6,348

Philippines — 0.2%
Megaworld Corp.	317,000	38
Universal Robina Corp.	32,600	165

		203

Poland — 0.6%
PGE Polska Grupa Energetyczna SA	34,014	187
Powszechny Zaklad Ubezpieczen SA	1,883	243
Tauron Polska Energia SA	52,737	61

		491

Russia — 0.8%
Gazprom OAO ADR	26,280	125
LUKOIL OAO ADR	5,185	240
PhosAgro OAO GDR	3,924	45
Sberbank of Russia ADR	2,159	10
Surgutneftegas OAO ADR	33,851	207
Tatneft ADR	1,645	49

		676

Singapore — 0.1%
Sembcorp Marine Ltd.	31,400	67

The accompanying notes are an integral part of the financial statements.

10	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Africa — 1.6%
Barloworld Ltd.	129	$1
FirstRand Ltd.	50,224	231
Imperial Holdings Ltd.	952	15
Liberty Holdings Ltd.	2,699	37
MMI Holdings Ltd.	67,544	183
Naspers Ltd., Class N	2,633	406
Redefine Properties Ltd.[4]	39,274	40
Sanlam Ltd.	27,365	177
Sasol Ltd.	56	2
Sibanye Gold Ltd.	50,433	108
Steinhoff International Holdings Ltd.	27,974	175
Vodacom Group Ltd.	3,281	36

		1,411

South Korea — 3.2%
CJ Corp.	178	28
Daesang Corp.	1,206	45
Hanwha Corp.	1,884	62
Heung-A Shipping Co. Ltd., Class A	20,051	69
Hyosung Corp.	399	31
Hyundai Marine & Fire Insurance Co. Ltd.	1,775	40
Kia Motors Corp.	3,453	141
Korea Electric Power Corp.	7,576	314
Korea Gas Corp.	10	—
Korean Air Lines Co. Ltd.[1]	2,270	99
KT&G Corp.	1,810	145
Kyongnam Bank[1]	6,472	55
LG Display Co. Ltd.	7,684	217
Poongsan Corp.	1,311	29
Samsung Electronics Co. Ltd.	577	749
Seah Besteel Corp.	20	1
SK Holdings Co. Ltd.	3	1
SK Hynix Inc.	7,699	316

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Korea — (continued)
SK Telecom Co. Ltd. ADR	11,600	$316
Tovis Co. Ltd.	4,682	74
Woori Bank	2,561	21

		2,753

Spain — 0.6%
Tecnicas Reunidas SA	12,272	516

Switzerland — 10.4%
Clariant AG1	42,137	843
Credit Suisse Group AG	22,469	605
Givaudan SA	419	760
Novartis AG	19,313	1,911
Roche Holding AG	5,592	1,542
UBS Group AG1	108,501	2,046
Zurich Insurance Group AG	3,718	1,260

		8,967

Taiwan — 2.9%
Asustek Computer Inc.	15,000	151
Chicony Electronics Co. Ltd.	31,000	87
Chong Hong Construction Co. Ltd.	14,000	28
Compal Electronics Inc.	59,000	49
Coretronic Corp.	59,000	90
HON HAI Precision Industry Co. Ltd.	121,000	354
Innolux Corp.	264,000	132
Inventec Corp.	96,000	70
Lite-On Technology Corp.	67,000	87
MediaTek Inc.	6,000	81
Pegatron Corp.	112,000	303
Pou Chen Corp.	54,000	76
Powertech Technology Inc.	30,000	52
President Chain Store Corp.	6,000	45
Taiwan Cement Corp.	21,000	30

The accompanying notes are an integral part of the financial statements.

12	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
Taiwan — (continued)
Taiwan PCB Techvest Co. Ltd.	59,000	$103
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	493
Wan Hai Lines Ltd.	77,000	95
Wistron Corp.	46,000	39
WPG Holdings Ltd.	104,000	134

		2,499

Thailand — 0.8%
Bangchak Petroleum PCL/The	80,900	80
Bangkok Dusit Medical Services	308,700	187
Bangkok Expressway	78,200	94
PTT Global Chemical PCL	200	—
PTT PCL	26,000	258
Sansiri PCL	775,300	44
Thai Airways International	58,400	20
Thanachart Capital	52,400	56

		739

Turkey — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS4	57,742	65
Eregli Demir ve Celik Fabrikalari TAS	65,027	101
Ford Otomotiv Sanayi AS	2,985	38
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D1	76,601	50
TAV Havalimanlari Holding AS	10,739	90
Tupras Turkiye Petrol Rafinerileri AS	28	1
Turk Hava Yollari AO1	453	1
Turk Traktor ve Ziraat Makineleri AS	1,971	59

		405

United Arab Emirates — 0.1%
Dubai Islamic Bank PJSC	20,446	34
Emaar Properties PJSC	28,280	51

		85

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
United Kingdom — 21.3%
Aviva PLC	213,906	$1,713
Balfour Beatty PLC	129,321	460
Barclays PLC	353,117	1,271
BG Group PLC	75,930	934
British American Tobacco PLC	37,947	1,964
Carnival PLC	30,575	1,495
GlaxoSmithKline PLC	74,248	1,703
HSBC Holdings PLC	170,400	1,465
International Consolidated Airlines Group SA1	180,071	1,611
Kingfisher PLC	190,780	1,077
Lloyds Banking Group PLC[1]	1,184,717	1,375
Michael Page International PLC	61,016	472
Rio Tinto PLC	16,107	662
SSE PLC	41,537	923
Vodafone Group PLC	352,213	1,152

		18,277

Total Common Stock
(Cost $75,374) — 92.9%		79,737

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	9,700	389
Vanguard FTSE Emerging Markets Fund	14,700	601
WisdomTree India Earnings Fund	20,100	458

Total Exchange Traded Funds
(Cost $1,433) — 1.7%		1,448

PREFERENCE STOCK
Brazil — 0.5%
Cia Energetica de Sao Paulo	14,500	108
Cia Paranaense de Energia	10,900	115
Itausa — Investimentos Itau SA	67,300	211
Vale SA, Class B ADR	4,600	22

		456

The accompanying notes are an integral part of the financial statements.

14	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
South Korea — 0.1%
LG Chemical Ltd.	264	$36

Total Preference Stock
(Cost $661) — 0.6%		492

PREFERRED STOCK
Germany — 0.1%
Volkswagen AG	418	112

Total Preferred Stock
(Cost $102) — 0.1%		112

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030%**	4,096,039	4,096

Total Short-Term Investment
(Cost $4,096) — 4.8%		4,096

Total Investments — 100.1%
(Cost $81,666)		85,885

Liabilities in Excess of Other Assets — (0.1)%		(61)

Net Assets — 100.0%		$85,824

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2015.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2015 was $141 and represented 0.2% of net assets.
3	Security is fair valued at zero due to company’s insolvency.
4	Real Estate Investment Trust.
ADR	American Depositary Receipt
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	15

SECTOR DIVERSIFICATION

As of March 31, 2015, the sector diversification was as follows (Unaudited):

Causeway International Opportunities Fund	Common Stock	Preference Stock	Preferred Stock	% of Net Assets

Financials	20.5%	0.2%	0.0%	20.7%

Energy	11.7	0.0	0.0	11.7

Materials	11.4	0.1	0.0	11.5

Health Care	11.1	0.0	0.0	11.1

Industrials	10.4	0.0	0.0	10.4

Consumer Discretionary	9.1	0.0	0.1	9.2

Information Technology	7.5	0.0	0.0	7.5

Telecommunication Services	5.0	0.0	0.0	5.0

Consumer Staples	4.0	0.0	0.0	4.0

Utilities	2.2	0.3	0.0	2.5

Total	92.9	0.6	0.1	93.6

Exchange Traded Funds				1.7

Short-Term Investment				4.8

Liabilities in Excess of Other Assets				-0.1

Net Assets				100.0%

The accompanying notes are an integral part of the financial statements.

16	Causeway International Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

3/31/15
ASSETS:
Investments at Value (Cost $81,666)	$85,885
Receivable for Dividends	306
Receivable for Investment Securities Sold	62
Receivable for Tax Reclaims	27
Receivable for Fund Shares Sold	17
Foreign Currency (Cost $14)	14
Prepaid Expenses	8

Total Assets	86,319

LIABILITIES:
Payable for Investment Securities Purchased	362
Payable Due to Adviser	57
Payable for Shareholder Services Fees — Investor Class	2
Payable Due to Administrator	2
Payable for Trustees’ Fees	1
Other Accrued Expenses	71

Total Liabilities	495

Net Assets	$85,824

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$81,908
Undistributed Net Investment Income	213
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions and Affiliated Investments	(513)
Net Unrealized Appreciation on Investments and Affiliated Investments	4,219
Net Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(3)

Net Assets	$85,824

Net Asset Value Per Share (based on net assets of $83,427,555 ÷ 6,370,790 shares) — Institutional Class	$13.10

Net Asset Value Per Share (based on net assets of $2,395,970 ÷ 183,938 shares) — Investor Class	$13.03

*	Except for Net Asset Value per share data.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	17

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

10/01/14 to 3/31/15
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $41)	$645

Total Investment Income	645

EXPENSES:
Investment Advisory Fees	299
Transfer Agent Fees	29
Custodian Fees	22
Professional Fees	21
Administration Fees	13
Printing Fees	12
Pricing Fees	7
Registration Fees	6
Shareholder Service Fees — Investor Class	2
Line of Credit	2
Trustees’ Fees	1
Other Fees	2

Total Expenses	416

LESS:
Waiver of Investment Advisory Fees	(19)

Net Expenses	397

Net Investment Income	248

Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	283
Net Realized Loss on Sale of Affiliated Investments	(761)
Net Realized Loss from Foreign Currency Transactions	(16)
Net Change in Unrealized Appreciation on Investments	4,219
Net Change in Unrealized Depreciation on Affiliated Investments	(3,791)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(3)

Net Realized and Unrealized Loss on Affiliated Investments	(69)

Net Increase in Net Assets Resulting from Operations	$179

The accompanying notes are an integral part of the financial statements.

18	Causeway International Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND

	10/01/14 to 3/31/15 (Unaudited)	10/01/13 to 9/30/14 (Audited)
OPERATIONS:
Net Investment Income	$248	$405
Net Realized Gain on Investments	283	—
Net Realized Gain (Loss) on Sale of Affiliated Investments	(761)	3,047
Net Realized Loss from Foreign Currency Transactions	(16)	—
Net Change in Unrealized Appreciation on Investments	4,219	—
Net Change in Unrealized Depreciation on Affiliated Investments	(3,791)	(2,005)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(3)	—

Net Increase in Net Assets Resulting From Operations	179	1,447

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from Net Investment Income:
Institutional Class	—	(405)
Investor Class	—	(12)

Total Dividends from Net Investment Income	—	(417)

Distributions from Net Capital Gains:
Institutional Class	(2,926)	(237)
Investor Class	(67)	(9)

Total Distributions from Net Capital Gains	(2,993)	(246)

Total Dividends and Distributions to Shareholders	(2,993)	(663)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	10,451	33,243

Total Increase in Net Assets	7,637	34,027

NET ASSETS:
Beginning of Period	78,187	44,160

End of Period	$85,824	$78,187

Undistributed (Distributions in Excess of) Net Investment Income	$213	$(35)

(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0, or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	19

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2015 (Unaudited) and Fiscal Years or Periods ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Periods

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Opportunities Fund†
Institutional
2015(1)	13.61	0.04	(0.06)	(0.02)	—	(0.49)	(0.49)	—
2014	13.11	0.12	0.58	0.70	(0.13)	(0.07)	(0.20)	—
2013	11.15	0.24	1.99	2.23	(0.25)	(0.02)	(0.27)	—
2012	9.35	0.20	1.91	2.11	(0.28)	(0.03)	(0.31)	—
2011	10.67	0.05	(1.18)	(1.13)	(0.19)	—	(0.19)	—
2010(1)(2)	10.00	(0.01)	0.68	0.67	—	—	—	—
Investor
2015(1)	13.56	0.03	(0.07)	(0.04)	—	(0.49)	(0.49)	—
2014	13.07	0.11	0.55	0.66	(0.10)	(0.07)	(0.17)	—
2013	11.12	0.08	2.11	2.19	(0.22)	(0.02)	(0.24)	—
2012	9.32	0.10	1.98	2.08	(0.25)	(0.03)	(0.28)	—
2011	10.65	0.11	(1.27)	(1.16)	(0.17)	—	(0.17)	—
2010(1)(2)	10.00	(0.03)	0.68	0.65	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized. Turnover includes transactions related to the Fund’s conversion from a fund of funds investing in other Causeway Funds to direct investing in securities in October 2014.
(2)	Commenced operations on December 31, 2009.
^	In October 2014, the Fund converted from a fund of funds to direct investing in securities and, since that time, no longer invests and is no longer subject to the fees and expenses of other Causeway Funds. At the same time, and following shareholder approval of a new investment advisory agreement, the Fund became subject to an investment advisory fee and entered into a new Expense Limit Agreement with Causeway Capital Management LLC that limits expenses at a higher level than previously applicable to the Fund.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

20	Causeway International Opportunities Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

13.10	0.00	83,428	1.00	^	1.02	0.61	113
13.61	5.39	76,848	0.11		0.38	0.88	33
13.11	20.22	42,476	0.11		0.62	2.00	7
11.15	23.11	14,887	0.11		1.39	1.95	5
9.35	(10.90)	7,351	0.11		2.74	0.46	5
10.67	6.70	1,409	0.11		11.69	(0.11)	3

13.03	(0.15)	2,396	1.25	^	1.30	0.54	113
13.56	5.08	1,338	0.36		0.63	0.80	33
13.07	19.95	1,684	0.36		0.88	0.65	7
11.12	22.84	561	0.36		1.61	0.95	5
9.32	(11.13)	167	0.36		3.62	0.99	5
10.65	6.50	142	0.36		11.36	(0.36)	3

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

On October 15, 2014, the Fund converted from a “fund of funds” to a Fund making direct investments in securities and the Fund no longer invests in Causeway Emerging Markets Fund and Causeway International Value Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national

22	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2015:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)	Total (000)
Common Stock
Belgium	$600	$—	$—	$600
Brazil	563	—	—	563
Canada	1,430	—	—	1,430
China	3,374	—	141	3,515
France	10,711	—	—	10,711
Germany	4,890	—	—	4,890
India	1,207	—	—	1,207
Indonesia	491	—	—	491
Ireland	407	—	—	407
Japan	12,088	—	—	12,088
Malaysia	256	—	—	256
Mexico	142	—	—	142
Netherlands	6,348	—	—	6,348
Philippines	203	—	—	203
Poland	491	—	—	491
Russia	676	—	—	676
Singapore	67	—	—	67
South Africa	1,411	—	—	1,411
South Korea	2,753	—	—	2,753
Spain	516	—	—	516
Switzerland	8,967	—	—	8,967
Taiwan	2,499	—	—	2,499
Thailand	—	739	—	739
Turkey	405	—	—	405
United Arab Emirates	85	—	—	85
United Kingdom	18,277	—	—	18,277

Total Common Stock	$78,857	$739	$141	$79,737

Causeway International Opportunities Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)	Total (000)
Exchange Traded Funds	$1,448	$—	$—	$1,448

Preference Stock
Brazil	456	—	—	456
South Korea	36	—	—	36

Total Preference Stock	492	—	—	492

Preferred Stock
Germany	112	—	—	112

Total Preferred Stock	112	—	—	112

Short-Term Investment	4,096	—	—	4,096

Total Investments in Securities	$85,705	$739	$141	$85,885

†	Thailand holdings represent securities trading outside the United States in Thailand, the values of which were adjusted due to “Foreign Line” securities using “Local Line” prices.

††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “Foreign Line” securities using “Local Line” pricing.

During the six months ended March 31, 2015, the Fund converted from a fund of funds to direct investing in securities and direct investments in Thailand became Level 2 due to “Foreign Line” securities using “Local

Line” prices. In addition, one security became Level 3 because trading in its shares was suspended. Transfers between levels are recognized at period end.

For the six months ended March 31, 2015, in connection with the Fund’s conversion from a fund of funds to direct investing, and the Fund no longer investing in underlying Causeway Funds, the Fund became subject to security valuation polices described in note 2, including the fair value methodologies described therein.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax

24	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it may enter into foreign currency exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transaction. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing, including for holders of shares

Causeway International Opportunities Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2015, the Institutional Class retained $10 in redemption fees.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. Prior to October 15, 2014, the Adviser was not paid any fees as the Fund was a fund of funds investing primarily in Causeway International Value Fund and Causeway Emerging Markets Fund which separately paid advisory fees to the Adviser. The fund converted from a fund of funds to direct investing in portfolio securities on October 15, 2015. The Adviser has contractually agreed through January 31, 2016 to reimburse the Fund to the extent necessary to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of Institutional Class and Investor Class average daily net assets (0.11% before October 15, 2014). For the six months ended March 31, 2015, the Adviser waived fees of $18,513. The waived fees are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust as follows: 0.06% up to $1 billion; 0.05% of the assets exceeding $1 billion up to $2 billion; 0.04% of the assets exceeding $2 billion up to $3 billion; 0.03% of the assets exceeding $3 billion up to $4 billion; and 0.02% of the assets exceeding $4 billion. The Fund is subject to a minimum annual fee of $20,000 ($10,000 before November 1, 2014). If the Fund has three or more share classes, it is subject to an additional minimum fee of $20,000 per additional share class (over two).

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2015, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees from the Fund for serving as officers of the Trust.

As of March 31, 2015, approximately $2.036 million of net assets were held by affiliated investors.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2015, for the Fund were as follows:

Purchases (000)	Sales (000)
$94,430	$88,671

26	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The following is a rollforward of affiliated investments as of March 31, 2015 (000):

	Causeway Emerging Markets Fund	Causeway International Value Fund
Beginning balance as of September 30, 2014	$16,977	$61,207
Purchases	153	530
Sales	(16,710)	(57,605)
Realized Gain (Loss)	(420)	(341)
Unrealized Gain (Loss)	—	(3,791)

Ending balance as of March 31, 2015	$—	$—

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income are recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2014 and September 30, 2013 were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2014	$417	$246	$663
2013	676	53	729

Causeway International Opportunities Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Long-Term Capital Gains	$2,994
Unrealized Appreciation	3,774
Post October Losses	(2)
Late-Year Loss Deferral	(36)

Total Distributable Earnings	$6,730

Post-October Losses represents losses realized on securities transactions from November 1, 2013 through September 30, 2014 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Late-Year Loss Deferral represent ordinary losses realized on investment transactions from January 1, 2014 through September 30, 2014 and specified losses realized on investment transactions from November 1, 2013 through September 30, 2014, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$81,666	$6,883	$(2,664)	$4,219

7.	Capital Shares Issued and Redeemed (000)

	Six-Month Period Ended March 31, 2015 (Unaudited)		Fiscal Year Ended September 30, 2014 (Audited)
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	515	$6,677	3,304	$45,908
Shares Issued in Reinvestment of Dividends and Distributions	230	2,925	49	642
Shares Redeemed	(20)	(261)	(946)	(12,894)

Increase in Shares Outstanding Derived from Institutional Class Transactions	725	9,341	2,407	33,656

Investor Class
Shares Sold	107	1,393	36	491
Shares Issued in Reinvestment of Dividends and Distributions	5	67	2	21
Shares Redeemed	(27)	(350)	(68)	(925)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	85	1,110	(30)	(413)

Increase in Shares Outstanding from Capital Share Transactions	810	$10,451	2,377	$33,243

28	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

8.	Significant Shareholder Concentration

As of March 31, 2015, three of the Fund’s shareholders of record owned 55% of net assets in the Institutional Class.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit, along with certain other series of the Trust, with The Bank of New York Mellon (the “Custodian”) which expires February 24, 2016. The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.12% per annum. As of March 31, 2015, there were no borrowings outstanding.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway International Opportunities Fund	29

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2014 to March 31, 2015).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

30	Causeway International Opportunities Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Opportunities Fund**

Actual Portfolio Return
Institutional Class	$1,000.00	$1,000.00	1.00%	$4.99

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.95	1.00%	$5.04
Causeway International Opportunities Fund**

Actual Portfolio Return
Investor Class	$1,000.00	$998.50	1.25%	$6.23

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.70	1.25%	$6.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)
**	The expenses presented do not include expenses of the underlying Funds applicable prior to October 15, 2014.

Causeway International Opportunities Fund	31

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-007-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 5, 2015

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 5, 2015